Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable and Accrued Expenses [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	As of December 31,
	2023	2022

Account payables	$9	$72
Accrued expenses	25	152

	$34	$224